Insurance Contracts - Summary of Unearned Premium Reserves (Detail) - Short-term insurance contracts [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Unearned premium reserves [line items]
As at 1 January	¥ 13,239	¥ 14,178
Increase	12,334	13,239
Release	(13,239)	(14,178)
As at 31 December	12,334	13,239
Gross [member]
Unearned premium reserves [line items]
As at 1 January	14,062	14,701
Increase	13,108	14,062
Release	(14,062)	(14,701)
As at 31 December	13,108	14,062
Ceded [member]
Unearned premium reserves [line items]
As at 1 January	(823)	(523)
Increase	(774)	(823)
Release	823	523
As at 31 December	¥ (774)	¥ (823)